Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015
C000126338
Account Value [Line Items]
Line Graph and Table Measure Name	Monongahela All Cap Value Fund
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,955	$ 34,545	$ 32,521	$ 31,371	$ 28,507	$ 27,335	$ 23,563	$ 25,683	$ 23,240	$ 22,625	$ 21,393	$ 22,725	$ 22,637	$ 24,650	$ 25,054	$ 23,831	$ 22,589	$ 19,993	$ 17,531	$ 17,465	$ 15,474	$ 17,052	$ 15,979	$ 15,600	$ 15,341	$ 14,013	$ 13,977	$ 14,446	$ 13,517	$ 14,345	$ 13,020	$ 12,428	$ 11,934	$ 11,348	$ 10,531	$ 10,710	$ 10,121	$ 9,454	$ 10,077	$ 10,141	$ 10,000
Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 17,687	$ 20,384	$ 19,872	$ 20,561	$ 17,809	$ 17,645	$ 15,081	$ 17,774	$ 15,618	$ 17,662	$ 16,744	$ 17,100	$ 16,973	$ 17,755	$ 18,756	$ 17,955	$ 18,170	$ 15,472	$ 11,416	$ 10,968	$ 10,153	$ 13,290	$ 13,262	$ 13,044	$ 13,332	$ 12,733	$ 12,848	$ 14,134	$ 13,046	$ 13,334	$ 12,925	$ 12,358	$ 12,246	$ 12,127	$ 10,355	$ 10,366	$ 9,629	$ 8,649	$ 9,517	$ 9,818	$ 10,000